SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Software and System Design Costs
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Land improvements | Bottom of range
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Land improvements | Top of range
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, property, plant and equipment	20 years
Buildings | Bottom of range
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Buildings | Top of range
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, property, plant and equipment	20 years
Machinery and Equipment
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Office Equipment
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, property, plant and equipment	5 years